CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net profit (loss)	¥ 1,082,907	$ 166,440	¥ 501,490	¥ (72,140)
Adjustments to reconcile net profit (loss) to net cash provided by (used in) operating activities:
Provision for loan losses	46,586	7,160	34,705	5,912
Depreciation and amortization	22,555	3,466	12,086	3,252
Gain from quality assurance fund	(5,885)	(904)	(99,961)	(42,358)
Realized gain from financial guarantee derivatives	(169,103)	(25,991)	(31,999)	(19,549)
Change in fair value of financial guarantee derivative	383,061	58,875	(146,653)	(15,757)
Expected discretionary payment to IRF investors	107,660	16,547
Share-based compensation	106,152	16,315
Gain from disposal of subsidiary			(20,611)
Changes in operating assets and liabilities:
Deferred revenue	102,198	15,707	149,216	(4,314)
Accounts receivable	(3,578)	(550)	43,758	(47,808)
Prepaid expenses and other assets	(105,955)	(16,285)	(45,474)	(43,694)
Due to related party	(3,662)	(563)	15,634
Accrued expenses and other liabilities	108,449	16,668	34,275	2,342
Payroll and welfare payable	72,297	11,112	49,937	29,718
Taxes payable	171,934	26,426	54,484	27,388
Deferred tax asset	(96,643)	(14,854)	(16,839)	(14,879)
Transferred from restricted cash due to maturity of investment program	45,567	7,004
Net cash provided by (used in) operating activities	1,864,540	286,573	534,048	(191,887)
Cash flows from investing activities:
Collection of loans originated and held by the Group	324,178	49,825	1,024,287	118,451
Investment in loans originated and held by the Group	(1,022,937)	(157,223)	(1,454,890)	(177,624)
Short-term loan to related party			(11,010)
Purchase of property, equipment and software	(90,871)	(13,967)	(29,804)	(17,548)
Increase (decrease) in restricted cash			21,053	(21,053)
Purchase of equity investments	(6,447)	(991)	(2,428)
Purchase of available-for-sale securities	(3,506)	(539)
Proceeds from short-term investments	6,485,536	996,809	68,498
Purchase of short-term investments	(8,147,450)	(1,252,240)	(292,765)	(34,468)
Proceeds from disposal of a subsidiary	6,000	922	14,000
Cash paid for business combinations, net of cash acquired	(40,078)	(6,160)	0	0
Net cash used in investing activities	(2,495,575)	(383,564)	(663,059)	(132,242)
Cash flows from financing activities:
Cash paid for repurchase of the consolidated trusts	(31,250)	(4,803)
Proceeds from borrowings				25,000
Repayment of borrowings			(20,000)	(5,000)
Proceeds from issuance of ordinary share, net	1,677,222	257,784
Net cash provided by financing activities	2,132,933	327,826	438,701	338,045
Effect of exchange rate changes on cash and cash equivalents	(15,445)	(2,372)	2,493	1,289
Net increase in cash and cash equivalents	1,486,453	228,463	312,183	15,205
Cash and cash equivalents at beginning of year	404,678	62,198	92,495	77,290
Cash and cash equivalents at end of year	1,891,131	290,661	404,678	92,495
Supplemental disclosure of cash flow information
Cash paid for interest including paid to investors of consolidated trusts	5,376	826	554	544
Cash paid for income taxes	216,060	33,208
Supplemental disclosure of non-cash investing and financing activities
Accretion on convertible redeemable preferred shares to redemption value	3,073,471	472,384	562,022	108,792
Consideration receivable for disposal of a subsidiary			6,000
Contributions into quality assurance fund and investor reserve funds	2,648,531	407,072	502,496	175,423
Net Payouts of quality assurance fund payable	(1,750,360)	(269,025)	(193,811)	(105,306)
Payable for purchase of property, equipment and software	6,585	1,012
Consolidated Trust
Cash flows from financing activities:
Cash paid to investors	(68,539)	(10,534)	(567)
Cash received from investors	555,500	85,379	30,000
Alternative Investment Product
Cash flows from financing activities:
Cash paid to investors			(822,202)	(5,628)
Cash received from investors			1,251,470	37,555
Series C Convertible Redeemable Preferred Shares
Cash flows from financing activities:
Proceeds from Series C convertible redeemable preferred shares issuance				286,118
Supplemental disclosure of non-cash investing and financing activities
Accretion on convertible redeemable preferred shares to redemption value	¥ 930,336	$ 142,990	¥ 154,254	¥ 16,237